Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Preferred Equity	Limited partnership units	Limited partnership units Capital	Limited partnership units Retained earnings	Limited partnership units Ownership Changes	Limited partnership units Accumulated other comprehensive income	General partnership units	General partnership units Capital	General partnership units Retained earnings	General partnership units Ownership Changes	General partnership units Accumulated other comprehensive income	Redeemable/Exchangeable Partnership Units Non-controlling interests	Limited Partnership Units of Brookfield Office Properties Exchange LP Non-controlling interests	BPYU Units Non-controlling interests	Interests of Others In Operating Subsidiaries And Properties Non-controlling interests	FV LTIP Units of the Operating Partnership [Member] Non-controlling interests
Beginning balance at Dec. 31, 2019	$ 44,935	$ 420	$ 13,274	$ 9,257	$ 2,539	$ 1,960	$ (482)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 13,200	$ 87	$ 1,930	$ 15,985	$ 35
Net income (loss)	(1,885)		(814)		(814)								(810)	(5)	(108)	(146)	(2)
Other comprehensive income (loss)	(856)		(228)				(228)						(228)	(1)	(30)	(368)	(1)
Total comprehensive income (loss)	(2,741)		(1,042)		(814)		(228)						(1,038)	(6)	(138)	(514)	(3)
Distributions	(999)		(291)		(291)								(290)	(2)	(40)	(375)	(1)
Preferred distributions	(20)		(10)		(10)								(9)		(1)
Issuance / repurchase of interests in operating subsidiaries	404	279	(138)	(208)	(14)	84							(9)		(19)	288	3
Exchange of exchangeable units	0		1	1										(1)
Conversion of Class A shares of Brookfield Property REIT Inc.	0		239	117		122									(239)
Change in relative interests of non-controlling interests	0		(98)			(95)	(3)						67		13		18
Ending balance at Jun. 30, 2020	41,579	699	11,935	9,167	1,410	2,071	(713)	4	4	2	(1)	(1)	11,921	78	1,506	15,384	52
Beginning balance at Dec. 31, 2020	41,523	699	11,709	8,562	486	3,010	(349)	4	4	2	(1)	(1)	12,249	73	1,050	15,687	52
Net income (loss)	1,417		274		274								284	2	24	832	1
Other comprehensive income (loss)	45		69				69						71		6	(101)
Total comprehensive income (loss)	1,462		343		274		69						355	2	30	731	1
Distributions	(1,862)		(145)		(145)								(152)	(1)	(13)	(1,550)	(1)
Preferred distributions	(23)		(11)		(11)								(11)		(1)
Issuance / repurchase of interests in operating subsidiaries	1,129		11	4	(7)	14							11		(17)	1,123	1
Exchange of exchangeable units	(1)		2	2		1	(1)							(3)
Conversion of Class A shares of Brookfield Property REIT Inc.	0		150	104		46									(150)
Change in relative interests of non-controlling interests	1		7			10	(3)						(5)		2		(3)
Ending balance at Jun. 30, 2021	$ 42,229	$ 699	$ 12,066	$ 8,672	$ 597	$ 3,081	$ (284)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 12,447	$ 71	$ 901	$ 15,991	$ 50